Revenue, operating profit and segment analysis - Summary of classification of revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Revenue	£ 8,553	£ 7,244	£ 7,110	£ 7,874	£ 7,492
Subscriptions
Revenue
Revenue	4,655	4,214	4,279
Transactional
Revenue
Revenue	3,898	3,030	2,831
Electronic
Revenue
Revenue	7,112	6,230	6,179
Face-to-face
Revenue
Revenue	912	500	345
Print
Revenue
Revenue	529	514	586
North America
Revenue
Revenue	5,101	4,321	4,307
Europe
Revenue
Revenue	1,800	1,472	1,369
United Kingdom
Revenue
Revenue	544	476	464
Rest of world
Revenue
Revenue	1,652	1,451	1,434
Risk
Revenue
Revenue	2,909	2,474	2,417
Risk | Subscriptions
Revenue
Revenue	1,135	989	944
Risk | Transactional
Revenue
Revenue	1,774	1,485	1,473
Risk | Electronic
Revenue
Revenue	2,890	2,453	2,387
Risk | Face-to-face
Revenue
Revenue	11	13	19
Risk | Print
Revenue
Revenue	8	8	11
Risk | North America
Revenue
Revenue	2,317	1,957	1,921
Risk | Europe
Revenue
Revenue	384	342	327
Risk | Rest of world
Revenue
Revenue	208	175	169
Scientific, technical & medical
Revenue
Revenue	2,909	2,649	2,692
Scientific, technical & medical | Subscriptions
Revenue
Revenue	2,139	1,970	2,048
Scientific, technical & medical | Transactional
Revenue
Revenue	770	679	644
Scientific, technical & medical | Electronic
Revenue
Revenue	2,573	2,334	2,326
Scientific, technical & medical | Face-to-face
Revenue
Revenue	5	2	1
Scientific, technical & medical | Print
Revenue
Revenue	331	313	365
Scientific, technical & medical | North America
Revenue
Revenue	1,391	1,215	1,224
Scientific, technical & medical | Europe
Revenue
Revenue	614	602	621
Scientific, technical & medical | Rest of world
Revenue
Revenue	904	832	847
Legal
Revenue
Revenue	1,782	1,587	1,639
Legal | Subscriptions
Revenue
Revenue	1,381	1,255	1,287
Legal | Transactional
Revenue
Revenue	401	332	352
Legal | Electronic
Revenue
Revenue	1,582	1,385	1,422
Legal | Face-to-face
Revenue
Revenue	10	9	7
Legal | Print
Revenue
Revenue	190	193	210
Legal | North America
Revenue
Revenue	1,213	1,049	1,119
Legal | Europe
Revenue
Revenue	357	341	338
Legal | Rest of world
Revenue
Revenue	212	197	182
Exhibitions
Revenue
Revenue	953	534	362
Exhibitions | Transactional
Revenue
Revenue	953	534	362
Exhibitions | Electronic
Revenue
Revenue	67	58	44
Exhibitions | Face-to-face
Revenue
Revenue	886	476	318
Exhibitions | North America
Revenue
Revenue	180	100	43
Exhibitions | Europe
Revenue
Revenue	445	187	83
Exhibitions | Rest of world
Revenue
Revenue	£ 328	£ 247	£ 236